LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund
(Standard Class)

Summary Prospectus
April 30, 2010

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at www.LincolnFinancial.com/LVIPstandard. You can also get this information at no cost by calling 877 ASK LINCOLN (877-275-5462) or by sending an e-mail request to callcenter@LFG.com. The Fund's prospectus and statement of additional information, both dated April 30, 2010, and most recent report to shareholders, dated December 31, 2009, are all incorporated by reference into this Summary Prospectus.
-------------------------------------------------------------------------------

Investment Objective

The investment objective of the LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund (fund) is to seek long-term capital growth.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Standard Class shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Maximum Sales Charge (Load) Imposed on Purchases                                           N/A
 Maximun Deferred Sales Charge (Load)                                                       N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                N/A
 Redemption Fee                                                                             N/A
 Exchange Fee                                                                               N/A
Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                            0.75%
 Distribution and/or Service (12b-1) fees                                                  0.00%
 Other Expenses                                                                            0.18%
 Total Annual Fund Operating Expenses                                                      0.93%
 Less Fee Waiver and Expense Reimbursement1                                               (0.20%)
 Net Expenses                                                                              0.73%

1 Effective June 15, 2009, the LVIP UBS Global Asset Allocation Fund was reorganized into the LVIP Delaware Foundation Aggressive Allocation Fund
     (fund). The fee table has been restated to reflect the fees and expenses of the fund. Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund:
     0.10% of average daily net assets of the fund. The fee waiver will continue at least through April 30, 2011. LIA has contractually agreed to reimburse the fund's Standard Class to the extent that the Total Annual Fund Operating Expenses exceed 0.73% of average daily net assets of the fund. The agreement will continue at least through April 30, 2011.

LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund                  1


Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. These examples reflect the net operating expenses with fee waiver and expense reimbursement for the one-year contractual period and the total operating expenses without fee waiver and expense reimbursement for years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

 1 year   3 years   5 years   10 years
-------- --------- --------- ---------
   $75      $276      $495    $1,125

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 185% of the average value of its portfolio.

Principal Investment Strategies

The fund is a "target risk fund", which bases its asset allocation around a level of risk consistant with the fund's investment objective. The fund invests in a diversified portfolio of securities of different asset classes and investment styles as it strives to attain its objective. By allocating the investments across several different asset classes and investment styles, the fund offers broad diversification while seeking to achieve its investment objective.

The following table shows the target allocation and allowable ranges (based on percentage of net assets) that the fund expects to invest in for each asset class. Allocations for each asset class may vary within the allowable ranges from the target percentages set for the fund.

                                    LVIP Delaware Foundation (Reg.
                                    TM) Aggressive Allocation Fund
                                    ------------------------------
Asset Class                          Target Allocation    Ranges
----------------------------------- ------------------- ---------
  U.S. Equity......................          40%        15 - 50%
  International Equity.............          30%        15 - 50%
  Emerging Markets.................          10%         0 - 20%
  Global Real Estate...............           0%         0 - 20%
  Bonds............................          18%        10 - 40%
  Cash Equivalents.................           2%         0 - 10%

An active allocation approach is used when selecting investments for the fund. The sub-adviser has the flexibility to determine the level of investment in each asset class within the allowable range. Within each asset class the sub-advisor has flexibility to select the approximate investment styles for investment. Descriptions of the primary investment styles utilized for the fund within each asset class are listed below:

U.S. Equity Large Cap Core: large-sized companies evaluated based on both growth potential and value.

U.S. Equity Mid and Large Cap Growth: medium and large-sized companies expected to grow faster than the U.S. economy.

U.S. Equity Large Cap Value: large-sized companies believed to be undervalued with long-term capital appreciation potential.

U.S. Equity Small Cap Core: small companies evaluated based on both growth potential and value.

International Equity Value: equity securities in any foreign country believed to be undervalued with capital appreciation potential.

International Equity Growth: equity securities in any foreign country believed to provide growth potential (includes exchange traded funds).

Emerging Markets: stocks of companies from an emerging country with economies believed to be developing strongly.

Fixed Income (bonds and cash equivalents): fixed income securities principally among the U.S. Investment Grade, U.S. High Yield International Developed Markets and Emerging Markets sectors. The sub-adviser may invest up to 50% of the assets allocated to this investment sleeve in high yield bonds (aka "junk bonds").

2                  LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund


Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:

 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.

 o Asset Allocation Risk: The fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The fund is subject to the risk that the fund may allocate assets to an asset class that underperforms other asset classes.

 o Growth Stocks Risks: Growth stocks have historically been more volatile than value stocks over the long-term. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.

 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.

 o Medium-Cap Companies Risk: Investments in medium-cap companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Medium-cap company stocks generally trade less frequently and in lower volumes, and the fund may experience difficulty closing out positions at prevailing market prices.

 o Small-Cap Companies Risk: Investments in small companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Small company securities generally trade less frequently and in lower volumes, and the fund may experience difficulty closing out positions at prevailing market prices.

 o Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the fund's yield.

 o Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.

 o Below Investment Grade Bonds: Investing in below investment grade bonds, including high yield bonds ("junk bonds"), entails greater risk of principal loss than the risk involved in investment grade bonds. These bonds are often considered speculative and involve significantly higher credit risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates. A liquid security market may not always exist for the fund's positions in below investment grade bonds.

 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.

 o Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to have volatile prices and may offer significant potential for loss as well as gain.

 o Exchange-Traded Funds Risk: The risks of exchange traded funds (ETFs) generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

Because the fund has a greater target percentage of assets allocated to equities and foreign investments than the LVIP Delaware Foundation (Reg. TM) Moderate Allocation Fund and the LVIP Delaware Foundation (Reg. TM) Conservative Allocation Fund, it will be more susceptible to the risks associated with equities and foreign investments.

LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund                  3


Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Standard Class from year to year; and
(b) how the average annual returns of the fund's Standard Class for one year, five year and ten year periods compare with those of a broad measure of market performance. Information has also been included for the Aggressive Composite, which is an unmanaged index compiled by LIA, the fund's adviser, and is constructed as follows: 18% Barclays Capital Global Aggregate Index, 18% MSCI EAFE Value Index, 12% Russell 1000 Growth Index, 12% Russell 1000 Value Index, 12% MSCI EAFE Growth Index, 10% Russell 1000 Index, 10% MSCI Emerging Markets Index, 6% Russell 2000 Index, and 2% Citigroup 3-month T-Bill Index. The Aggressive Composite shows how the fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the fund invests. Information has also been included for the following indexes: the Russell 3000 Index (represents a broad U.S. equities universe), the MSCI World Index (represents the U.S. and developed international equity markets), the Citigroup World Government Bond Index (WGBI) (represents the broad global fixed income markets), and the Global Securities Markets Index (an unmanaged index complied by UBS Global AM). Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

[CHART]
Annual Total Returns
2000                   2001      2002     2003    2004   2005    2006   2007     2008     2009
(5.44%)               (7.88%)  (11.89%)  20.40%  13.54%  6.80%  14.51%  6.37%  (33.22%)  31.99%

During the periods shown in the above chart, the fund's highest return for a quarter occurred in the second quarter of 2009 at: 21.21%.

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (20.02%).

                                                                    Average Annual Total Returns
                                                                     For periods ended 12/31/09
                                                                  ---------------------------------
                                                                    1 year    5 years    10 years
                                                                  ---------- --------- ------------
  LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund      31.99%  2.78%          1.87%
                                                  S&P 500 Index      26.46%  0.42%         (0.95%)
                                           Aggressive Composite      29.79%  4.34%          3.25%
                                   Russell 3000 (Reg. TM) Index      28.34%  0.76%         (0.20%)
                                               MSCI World Index      30.79%  2.57%          0.23%
                                           Citigroup WGBI Index       2.55%  4.51%          6.63%
                                                           GSMI      23.73%  3.35%          2.83%

Effective June 15, 2009, the performance indexes of the fund changed from the Russell 3000 Index, MSCI World Index, Citigroup WGBI Index and GSMI to the S&P 500 Index and the Aggressive Composite. This change is due to a reorganization of the Fund which resulted in a change in investment strategy.

Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Delaware Management Company

Portfolio Manager(s)   Company Title                                                      Experience w/Fund
--------------------   ----------------------------------------------------------------   -----------------
Michael J. Hogan       Executive Vice President, Chief Executive Officer and Head of
                       Equity Investments                                                 Since May 2009
Paul Grillo            Senior Vice President and Senior Portfolio Manager                 Since May 2009
Sharon Hill            Vice President and Senior Portfolio Manager                        Since May 2009
Francis X. Morris      Senior Vice President and Chief Investment Officer - Core Equity   Since May 2009
Babak (Bob) Zenouzi    Senior Vice President and Senior Portfolio Manager                 Since May 2009

4                  LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund


Tax Information

The fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.

Payments to Insurance Companies, Broker-Dealers and other Financial
Intermediaries

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. These payments may create a conflict of interest and may influence the insurance company to include a fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts which offer fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments.

LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund                  5

LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund
(Service Class)

Summary Prospectus
April 30, 2010

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at www.LincolnFinancial.com/LVIPservice. You can also get this information at no cost by calling 877 ASK LINCOLN (877-275-5462) or by sending an e-mail request to callcenter@LFG.com. The Fund's prospectus and statement of additional information, both dated April 30, 2010, and most recent report to shareholders, dated December 31, 2009, are all incorporated by reference into this Summary Prospectus.
-------------------------------------------------------------------------------

Investment Objective

The investment objective of the LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund (fund) is to seek long-term capital growth.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Service Class shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.

Shareholder Fees (fees paid directly from your investment)
 Maximum Sales Charge (Load) Imposed on Purchases                                           N/A
 Maximum Deferred Sales Charge (Load)                                                       N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                N/A
 Redemption Fee                                                                             N/A
 Exchange Fee                                                                               N/A
Annual Fund Operating Expenses1 (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                            0.75
 Distribution and/or Service (12b-1) fees                                                  0.25%
 Other Expenses                                                                            0.18%
 Total Annual Fund Operating Expenses                                                      1.18%
 Less Fee Waiver and Expense Reimbursement1                                               (0.20%)
 Net Expenses                                                                              0.98%

1 Effective June 15, 2009, the LVIP UBS Global Asset Allocation Fund was reorganized into the LVIP Delaware Foundation Aggressive Allocation Fund
  (fund). The fee table has been restated to reflect the fees and expenses of the fund. Lincoln Investment Advisors Corporation (LIA) has contractually agreed to waive the following portion of its advisory fee for the fund:
  0.10% of average daily net assets of the fund. The agreement will continue at least through April 30, 2011. LIA has contractually agreed to reimburse the fund's Service Class to the extent that the Total Annual Fund Operating Expenses exceed 0.98% of average daily net assets of the fund. The agreement will continue at least through April 30, 2011.

LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund                  1


Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. These examples reflect the net operating expenses with fee waiver and expense reimbursement for the one year contractual period and the total operating expenses without fee waiver and expense reimbursement for years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.

1 year   3 years   5 years   10 years
------   -------   -------   --------
 $100     $355      $630      $1,414

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 185% of the average value of its portfolio.

Principal Investment Strategies

The fund is a "target risk fund", which bases its asset allocation around a level of risk consistant with the fund's investment objective. The fund invests in a diversified portfolio of securities of different asset classes and investment styles as it strives to attain its objective. By allocating the investments across several different asset classes and investment styles, the fund offers broad diversification while seeking to achieve its investment objective.

The following table shows the target allocation and allowable ranges (based on percentage of net assets) that the fund expects to invest in for each asset class. Allocations for each asset class may vary within the allowable ranges from the target percentages set for the fund.

                                    LVIP Delaware Foundation (Reg.
                                    TM) Aggressive Allocation Fund
                                    ------------------------------
Asset Class                          Target Allocation    Ranges
----------------------------------- ------------------- ---------
  U.S. Equity......................          40%        15 - 50%
  International Equity.............          30%        15 - 50%
  Emerging Markets.................          10%         0 - 20%
  Global Real Estate...............           0%         0 - 20%
  Bonds............................          18%        10 - 40%
  Cash Equivalents.................           2%         0 - 10%

An active allocation approach is used when selecting investments for the fund. The sub-adviser has the flexibility to determine the level of investment in each asset class within the allowable range. Within each asset class the sub-advisor has flexibility to select the approximate investment styles for investment. Descriptions of the primary investment styles utilized for the fund within each asset class are listed below:

U.S. Equity Large Cap Core: large-sized companies evaluated based on both growth potential and value.

U.S. Equity Mid and Large Cap Growth: medium and large-sized companies expected to grow faster than the U.S. economy.

U.S. Equity Large Cap Value: large-sized companies believed to be undervalued with long-term capital appreciation potential.

U.S. Equity Small Cap Core: small companies evaluated based on both growth potential and value.

International Equity Value: equity securities in any foreign country believed to be undervalued with capital appreciation potential.

International Equity Growth: equity securities in any foreign country believed to provide growth potential (includes exchange traded funds).

Emerging Markets: stocks of companies from an emerging country with economies believed to be developing strongly.

Fixed Income (bonds and cash equivalents): fixed income securities principally among the U.S. Investment Grade, U.S. High Yield International Developed Markets and Emerging Markets sectors. The sub-adviser may invest up to 50% of the assets allocated to this investment sleeve in high yield bonds (aka "junk bonds").

2                  LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund


Principal Risks

All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the fund. Here are specific principal risks of investing in the fund:

 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.

 o Asset Allocation Risk: The fund maintains an asset allocation strategy and the amount invested in various asset classes of securities may change over time. The fund is subject to the risk that the fund may allocate assets to an asset class that underperforms other asset classes.

 o Growth Stocks Risks: Growth stocks have historically been more volatile than value stocks over the long-term. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the fund may underperform other equity funds that use different investment styles.

 o Value Stocks Risk: Value stocks may never reach what is believed to be their full value, or may even go down in price. Value stocks tend to shift in and out of favor depending on market conditions, and as a result the fund's performance my sometimes be lower than that of other types of funds.

 o Medium-Cap Companies Risk: Investments in medium-cap companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Medium-cap company stocks generally trade less frequently and in lower volumes, and the fund may experience difficulty closing out positions at prevailing market prices.

 o Small-Cap Companies Risk: Investments in small companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. Small company securities generally trade less frequently and in lower volumes, and the fund may experience difficulty closing out positions at prevailing market prices.

 o Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the fund's yield.

 o Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.

 o Below Investment Grade Bonds: Investing in below investment grade bonds, including high yield bonds ("junk bonds"), entails greater risk of principal loss than the risk involved in investment grade bonds. These bonds are often considered speculative and involve significantly higher credit risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates. A liquid security market may not always exist for the fund's positions in below investment grade bonds.

 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.

 o Emerging Markets Risk: Risk of loss is typically higher for issuers in emerging markets. Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Investments located in emerging markets tend to have volatile prices and may offer significant potential for loss as well as gain.

 o Exchange-Traded Funds Risk: The risks of exchange traded funds (ETFs) generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees that increase their costs.

Because the fund has a greater target percentage of assets allocated to equities and foreign investments than the LVIP Delaware Foundation (Reg. TM) Moderate Allocation Fund and the LVIP Delaware Foundation (Reg. TM) Conservative Allocation Fund, it will be more susceptible to the risks associated with equities and foreign investments.

LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund                  3


Fund Performance

The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the fund. The information shows: (a) changes in the performance of the fund's Service Class from year to year; and
(b) how the average annual returns of the fund's Service Class for one year, five year and lifetime periods compare with those of a broad measure of market performance. Information has also been included for the Aggressive Composite, which is an unmanaged index compiled by LIA, the fund's adviser, and is constructed as follows: 18% Barclays Capital Global Aggregate Index, 18% MSCI EAFE Value Index, 12% Russell 1000 Growth Index, 12% Russell 1000 Value Index, 12% MSCI EAFE Growth Index, 10% Russell 1000 Index, 10% MSCI Emerging Markets Index, 6% Russell 2000 Index, and 2% Citigroup 3-month T-Bill Index. The Aggressive Composite shows how the fund's performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the fund invests. Information has also been included for the following indexes: the Russell 3000 Index (represents a broad U.S. equities universe), the MSCI World Index (represents the U.S. and developed international equity markets), the Citigroup World Government Bond Index (WGBI) (represents the broad global fixed income markets), and the Global Securities Markets Index (an unmanaged index complied by UBS Global AM). Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.

[GRAPHIC OMITTED]

[CHART]
Annual Total Returns
2004                  2005    2006     2007      2008      2009
13.27%                6.53%   14.23%   6.11%   (33.38%)   31.66%

During the periods shown in the above chart, the fund's highest return for a quarter occurred in the second quarter of 2009 at: 21.14%.

The fund's lowest return for a quarter occurred in the fourth quarter of 2008 at: (20.07%).

                                                                       Average Annual Total Returns
                                                                        For periods ended 12/31/09
                                                                  --------------------------------------
                                                                                            Lifetime
                                                                                        (Since inception
                                                                    1 year    5 years      5/15/2003)
                                                                  ---------- --------- -----------------
  LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund      31.66%  2.52%     5.77%
                                                  S&P 500 Index      26.46%  0.42%     4.69%
                                           Aggressive Composite      29.79%  4.34%     9.08%
                                   Russell 3000 (Reg. TM) Index      28.34%  0.76%     5.34%
                                               MSCI World Index      30.79%  2.57%     7.72%
                                           Citigroup WGBI Index       2.55%  4.51%     5.96%
                                                           GSMI      23.73%  3.35%     6.95%

Effective June 15, 2009, the performance indexes of the fund changed from the Russell 3000 Index, MSCI World Index, Citigroup WGBI Index and GSMI to the S&P 500 Index and the Aggressive Composite. This change is due to a reorganization of the Fund which resulted in a change in investment strategy.

4                  LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund


Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: Delaware Management Company

Portfolio Manager(s)   Company Title                                                      Experience w/Fund
---------------------- ------------------------------------------------------------------ -----------------
Michael J. Hogan       Executive Vice President, Chief Executive Officer and Head of
                       Equity Investments                                                 Since May 2009
Paul Grillo            Senior Vice President and Senior Portfolio Manager                 Since May 2009
Sharon Hill            Vice President and Senior Portfolio Manager                        Since May 2009
Francis X. Morris      Senior Vice President and Chief Investment Officer - Core Equity   Since May 2009
Babak (Bob) Zenouzi    Senior Vice President and Senior Portfolio Manager                 Since May 2009

Tax Information

The fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.

Payments to Insurance Companies, Broker-Dealers and other Financial
Intermediaries

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. These payments may create a conflict of interest and may influence the insurance company to include a fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts which offer fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments.

LVIP Delaware Foundation (Reg. TM) Aggressive Allocation Fund                  5